Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000062489 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000062489 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000062489 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000062489 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062489 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062489 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062489 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062489 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062489 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062489 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062489 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000062489 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000062489 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000062489 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000062489 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062489 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062489 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062489 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062489 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062489 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038339 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000038339 | Scentre GroupFR_BLZH0Z901
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038339 | Link REITFR_B0PB4M906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038339 | Unibail-Rodamco-WestfieldFR_BF2PQ0901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038339 | Segro PLCFR_B5ZN1N909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038339 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038339 | CapitaLand Integrated Commercial TrustFR_642012900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038339 | Klepierre SAFR_758255905
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038339 | CapitaLand Ascendas REITFR_656387909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038339 | Nippon Building Fund, Inc.FR_639680909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038339 | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000038339 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000038339 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000038339 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000038339 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000038339 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000038339 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038339 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038339 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038339 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017550 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017550 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017550 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017550 | Allianz SEFR_523148906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017550 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017550 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017550 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017550 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017550 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017550 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017550 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017550 | France
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000017550 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017550 | Germany
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000017550 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017550 | Spain
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017550 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017550 | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017550 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149166 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000149166 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000149166 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000149166 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149166 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149166 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149166 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149166 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000149166 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149166 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149166 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000149166 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000149166 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000149166 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149166 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149166 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000149166 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000149166 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149166 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149166 | India
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038341 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038341 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038341 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038341 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038341 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038341 | Samsung Electronics Co. Ltd.FR_494281900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038341 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038341 | Royal Bank of CanadaFR_780087953
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038341 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038341 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038341 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000038341 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000038341 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000038341 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038341 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000038341 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000038341 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000038341 | China
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000038341 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038341 | India
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167041 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167041 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167041 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000167041 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167041 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167041 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167041 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167041 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167041 | Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167041 | Commonwealth Bank of AustraliaFR_621503002
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167041 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000167041 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000167041 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000167041 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167041 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000167041 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167041 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167041 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000167041 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167041 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141272 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141272 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141272 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141272 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141272 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141272 | Unilever PLCFR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141272 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141272 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141272 | Zurich Insurance Group AGFR_598381903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141272 | GSK PLCFR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141272 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141272 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000141272 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141272 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000141272 | France
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000141272 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141272 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000141272 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141272 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141272 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167042 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167042 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167042 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000167042 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167042 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167042 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167042 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167042 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167042 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167042 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000167042 | China
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000167042 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000167042 | India
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000167042 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000167042 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167042 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167042 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167042 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167042 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167042 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141273 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141273 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141273 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141273 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141273 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141273 | Saudi Arabian Oil Co.FR_BJTM27902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141273 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141273 | Tata Consultancy Services Ltd.FR_B01NPJ900
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141273 | Industrial & Commercial Bank of China Ltd.FR_B1G1QD902
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141273 | Infosys Ltd.FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141273 | China
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000141273 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000141273 | India
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000141273 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000141273 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000141273 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141273 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141273 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141273 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141273 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141274 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141274 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141274 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141274 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141274 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141274 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141274 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141274 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141274 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141274 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141274 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000141274 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000141274 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141274 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141274 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141274 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141274 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141274 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141274 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141274 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038337 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038337 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038337 | Samsung Electronics Co. Ltd.FR_494281900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038337 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038337 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038337 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038337 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038337 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038337 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000038337 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038337 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000038337 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000038337 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000038337 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000038337 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000038337 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038337 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000038337 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000038337 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038337 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000038347 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038347 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038347 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038347 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038347 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038347 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038347 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038347 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038347 | Reliance Industries Ltd.FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038347 | ICICI Bank Ltd.FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038347 | China
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000038347 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000038347 | India
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000038347 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038347 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038347 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038347 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038347 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038347 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038347 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017549 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017549 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017549 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017549 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017549 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017549 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017549 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017549 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017549 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017549 | Shell PLCFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017549 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017549 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000017549 | France
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017549 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017549 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017549 | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017549 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017549 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017549 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017549 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110424 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110424 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110424 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110424 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110424 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000110424 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110424 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110424 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110424 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110424 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110424 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000110424 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110424 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110424 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110424 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000110424 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110424 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110424 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110424 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110424 | India
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038346 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000038346 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000038346 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038346 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038346 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038346 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038346 | Industrial & Commercial Bank of China Ltd.FR_B1G1QD902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038346 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038346 | BYD Co. Ltd.FR_653665901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038346 | JD.com, Inc.FR_BKPQZT900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038346 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000038346 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000038346 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000038346 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038346 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038346 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038346 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038346 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038346 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038346 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038345 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000038345 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000038345 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000038345 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038345 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038345 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038345 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038345 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038345 | Reliance Industries Ltd.FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038345 | ICICI Bank Ltd.FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038345 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000038345 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038345 | China
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000038345 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000038345 | India
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000038345 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038345 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038345 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038345 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096745 | PTT PCLFR_642040901
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096745 | Ambev SAFR_BG7ZWY901
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096745 | Banco do Brasil SAFR_232859900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000096745 | Saudi Telecom Co.FR_B12M7Q903
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096745 | Arca Continental SAB de CVFR_282388909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096745 | Advanced Info Service PCLFR_641260906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096745 | Nedbank Group Ltd.FR_662800903
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096745 | Chunghwa Telecom Co. Ltd.FR_628784902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096745 | Tenaga Nasional Bhd.FR_690461009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096745 | Standard Bank Group Ltd.FR_B030GJ908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096745 | China
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000096745 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000096745 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000096745 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000096745 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096745 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000096745 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096745 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096745 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000096745 | Kuwait
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253543 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000253543 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253543 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253543 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253543 | Infosys Ltd.FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253543 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253543 | ICICI Bank Ltd.FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253543 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253543 | Naspers Ltd.FR_BN0VX8908
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253543 | Al Rajhi BankFR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253543 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000253543 | India
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000253543 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253543 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253543 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253543 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253543 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253543 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253543 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253543 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060582 | Gulf Navigation Holding PJSCFR_B16B4G908
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Pan African Resources PLCFR_B23QH4909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Qisda Corp.FR_605446905
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Advanced Echem Materials Co. Ltd.FR_B4RHYC902
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Redefine Properties Ltd.FR_BMP385909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Lingbao Gold Group Co. Ltd.FR_B0W3C6902
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Inari Amertron Bhd.FR_B54JP7901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | National Industries Group Holding SAKFR_689029908
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | WinWay Technology Co. Ltd.FR_BV1VXB902
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Yulon Finance Corp.FR_620146902
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | China
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000060582 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000060582 | India
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000060582 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060582 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060582 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060582 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060582 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060582 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060582 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126352 | APA GroupFR_624730909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126352 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126352 | LG Uplus Corp.FR_629090903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126352 | EDP SAFR_410359905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126352 | Sino Land Co. Ltd.FR_681042008
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126352 | Henderson Land Development Co. Ltd.FR_642053003
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126352 | Bouygues SAFR_400212908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126352 | TELUS Corp.FR_87971M962
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126352 | Enel SpAFR_714456902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126352 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126352 | United States
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000126352 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000126352 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000126352 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000126352 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000126352 | Canada
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000126352 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000126352 | China
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000126352 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126352 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038340 | Aena SME SAFR_ACI2XYWJ4
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038340 | Transurban GroupFR_620088906
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038340 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000038340 | Enbridge, Inc.FR_29250N956
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038340 | Grupo Aeroportuario del Pacifico SAB de CVFR_400506101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038340 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038340 | Southern Co.FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038340 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038340 | Auckland International Airport Ltd.FR_BKX3XG902
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038340 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038340 | United States
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000038340 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000038340 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000038340 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038340 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038340 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000038340 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038340 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000038340 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000038340 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092104 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092104 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092104 | Reliance Industries Ltd.FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092104 | BHP Group Ltd.FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092104 | Nutrien Ltd.FR_67077M959
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092104 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092104 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092104 | Agnico Eagle Mines Ltd.FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092104 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092104 | UPM-Kymmene OYJFR_505125906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092104 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000092104 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092104 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000092104 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092104 | Canada
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000092104 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092104 | Finland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092104 | India
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092104 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092104 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057694 | CapitaLand Ascendas REITFR_656387909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057694 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057694 | Nedbank Group Ltd.FR_662800903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057694 | ANZ Group Holdings Ltd.FR_606558005
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057694 | Land Securities Group PLC REITFR_BYW0PQ906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057694 | Orange SAFR_517617908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057694 | Pembina Pipeline Corp.FR_706327954
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057694 | Skandinaviska Enskilda Banken ABFR_481334902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057694 | Snam SpAFR_725147904
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057694 | Evonik Industries AGFR_ACI0559Y5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057694 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057694 | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000057694 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000057694 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000057694 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057694 | France
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000057694 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057694 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057694 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057694 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038338 | Koninklijke Heijmans NVFR_507503902
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038338 | Insignia Financial Ltd.FR_671439909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Kanematsu Corp.FR_648346005
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | TechWing, Inc.FR_ACI0136W1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | DTS Corp.FR_625569900
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Aurinia Pharmaceuticals, Inc.FR_05156V102
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Wesdome Gold Mines Ltd.FR_95083R951
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Colowide Co. Ltd.FR_617461900
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Sinfonia Technology Co. Ltd.FR_680460003
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Kiyo Bank Ltd.FR_649452000
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038338 | Japan
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000038338 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000038338 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000038338 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038338 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000038338 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000038338 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038338 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000038338 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163789 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000163789 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163789 | Agnico Eagle Mines Ltd.FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163789 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000163789 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163789 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163789 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163789 | Barrick Mining Corp.FR_06849F959
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163789 | Wheaton Precious Metals Corp.FR_962879953
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163789 | Franco-Nevada Corp.FR_351858956
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163789 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000163789 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163789 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163789 | Canada
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000163789 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163789 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000163789 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163789 | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163789 | Congo
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000163789 | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Less than 0.05%.